Goodwill and Other Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and other intangible assets, net
Goodwill	$ 43,218,000	$ 43,218,000
Other intangible assets subject to amortization:
Gross carrying amount customer relationships	3,745,000	9,045,000
Accumulated amortization customer relationships	(1,748,000)	(6,798,000)
Gross carrying amount other intangible assets		1,441,000
Accumulated amortization other intangible assets		(845,000)
Other intangible assets subject to amortization, net	1,997,000	2,843,000
Other intangible assets not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000,000	17,000,000
Total other intangible assets, net	18,997,000	19,843,000
Current amortization expense and future amortization expense
Amortization expense of other amortizable intangible assets	1,181,000	1,095,000	250,000
Future amortization expense year one	250,000
Future amortization expense year two	250,000
Future amortization expense year three	250,000
Future amortization expense year four	250,000
Future amortization expense year five	250,000
Pork segment
Goodwill and other intangible assets, net
Goodwill	40,628,000
Commodity Trading and Milling
Goodwill and other intangible assets, net
Goodwill	$ 2,590,000